Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 16, 2021	Dec. 31, 2025 USD ($) MBoe / Day	Dec. 31, 2024 USD ($) MBoe / Day	Dec. 31, 2023 USD ($) MBoe / Day	Dec. 31, 2022 USD ($) MBoe / Day	Dec. 31, 2021 USD ($) MBoe / Day
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In August 2022, the SEC released the final version of its pay versus performance disclosure rules as mandated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, and other official guidance issued thereunder, which became effective starting with the fiscal year ended December 31, 2022. The final rules were codified under Item 402(v) of Regulation S-K (along with other official guidance issued, “PvP disclosure rules”) and require the Company to provide the following tabular and narrative disclosures.
Pay Versus Performance
In accordance with the PvP disclosure rules, the below sets forth the following for the previous five years: (i) the total compensation set forth in the Summary Compensation Table (“SCT”) for the individuals serving as CEO (i.e., PEO) and the Company’s non-PEO NEOs; (ii) the total “Compensation Actually Paid” (as determined in accordance with the PvP disclosure rules) for the CEO and non-PEO NEOs; (iii) the Company’s cumulative Total Stockholder Return (“TSR”) and cumulative TSR for the Company’s selected peer group; (iv) Net Income; and (v) Total Production.

Year (a)(1)	SCT Total for PEO (Pranin) (b)	Compensation Actually Paid to PEO (Pranin) (c)(2)	SCT Total for PEO (Geisler) (b)	Compensation Actually Paid to PEO (Geisler) (c)(2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return (f)	Value of Initial Fixed $100 Investment Based on: Peer Group Total Stockholder Return (g)(3)	Net Income (h) (thousands)	Total Production (i) (thousands) (Mboe/d)
2025	$991,555	$1,072,776	$—	$—	$772,762	$883,761	$614	$276	$70,203	18.5
2024	$864,866	$418,713	$—	$—	$632,863	$589,081	$511	$274	$62,986	16.5
2023	$999,461	$(43,931)	$—	$—	$578,080	$343,546	$512	$287	$60,857	16.9
2022	$720,406	$3,825,191	$—	$—	$686,934	$1,835,875	$549	$288	$242,168	17.7
2021	$3,038,138	$3,880,808	$234,945	$(1,558,386)	$621,496	$2,155,812	$337	$185	$116,738	18.6

(1)
Mr. Grayson Pranin served as PEO during all covered years and Mr. Carl F. Geisler, Jr. served as PEO during part of 2021. Since Mr. Pranin served as PEO during part of 2021 following Mr. Geisler’s separation from the Company, Mr. Salah Gamoudi was the only Non-PEO NEO for 2021 and 2022. For 2023, the Non-PEO NEOs were Mr. Brandon Brown and Mr. Salah Gamoudi. For 2024 and 2025, the Non-PEO NEOs are Mr. Brandon Brown, Mr. Dean Parrish, and Mr. Jonathan Frates.

(2)
Represents Compensation Actually Paid (“CAP”) for our PEOs and Non-PEO NEOs, as computed in accordance with the PvP disclosure rules. The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our NEOs during the covered years.

(3)	The selected peer group is the S&P 500 Oil and Gas Exploration & Production Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs:

Adjustments to Determine CAP for PEO (Pranin)
Covered Fiscal Year	2025
SCT Total for PEO (Pranin)	$991,555
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(275,442)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$342,640
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$78,286
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(64,263)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$81,221
CAP	$1,072,776

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Frates)
Covered Fiscal Year	2025
SCT Total for Non-PEO NEO (Frates)	$1,027,284
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(431,930)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$553,477
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$—
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$—
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$121,547
CAP	$1,148,832

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Parrish)
Covered Fiscal Year	2025
SCT Total for Non-PEO NEO (Parrish)	$694,080
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(166,854)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$207,561
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$87,989
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(7,154)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$121,542
CAP	$815,622

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Brown)
Covered Fiscal Year	2025
SCT Total for Non-PEO NEO (Brown)	$596,921
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(133,481)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$166,046
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$39,513
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$17,830
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$89,908
CAP	$686,829

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.
(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, Compensation-Stock Compensation, generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the “Summary Compensation Table;” provided, in order to properly value the option awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Company Selected Measure Name			Total Production
Named Executive Officers, Footnote
(1)
Mr. Grayson Pranin served as PEO during all covered years and Mr. Carl F. Geisler, Jr. served as PEO during part of 2021. Since Mr. Pranin served as PEO during part of 2021 following Mr. Geisler’s separation from the Company, Mr. Salah Gamoudi was the only Non-PEO NEO for 2021 and 2022. For 2023, the Non-PEO NEOs were Mr. Brandon Brown and Mr. Salah Gamoudi. For 2024 and 2025, the Non-PEO NEOs are Mr. Brandon Brown, Mr. Dean Parrish, and Mr. Jonathan Frates.

Peer Group Issuers, Footnote
(3)	The selected peer group is the S&P 500 Oil and Gas Exploration & Production Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs:

Adjustments to Determine CAP for PEO (Pranin)
Covered Fiscal Year	2025
SCT Total for PEO (Pranin)	$991,555
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(275,442)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$342,640
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$78,286
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(64,263)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$81,221
CAP	$1,072,776

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.
(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, Compensation-Stock Compensation, generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the “Summary Compensation Table;” provided, in order to properly value the option awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 772,762	$ 632,863	$ 578,080	$ 686,934	$ 621,496
Non-PEO NEO Average Compensation Actually Paid Amount			$ 883,761	589,081	343,546	1,835,875	2,155,812
Adjustment to Non-PEO NEO Compensation Footnote
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs:
Adjustments to Determine CAP for Non-PEO Named Executive Officer (Frates)
Covered Fiscal Year	2025
SCT Total for Non-PEO NEO (Frates)	$1,027,284
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(431,930)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$553,477
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$—
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$—
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$121,547
CAP	$1,148,832

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Parrish)
Covered Fiscal Year	2025
SCT Total for Non-PEO NEO (Parrish)	$694,080
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(166,854)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$207,561
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$87,989
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(7,154)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$121,542
CAP	$815,622

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Brown)
Covered Fiscal Year	2025
SCT Total for Non-PEO NEO (Brown)	$596,921
Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—
Add pension value attributable to the covered fiscal year’s “service cost”	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(133,481)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$166,046
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$39,513
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$17,830
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—
TOTAL ADJUSTMENTS	$89,908
CAP	$686,829

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.
(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, Compensation-Stock Compensation, generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the “Summary Compensation Table;” provided, in order to properly value the option awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
In relation to Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to all other NEOs, Compensation Actually Paid for 2025 is less than the compensation calculated in accordance with the summary compensation table. Net income for full year 2025 was, in thousands, $70,203 and $62,986 for full year 2024. The increase in net income for full year 2025 compared to the full year 2024 was largely due to higher total revenues and income tax benefits, partially offset by increased total expenses, specifically a significant rise in depreciation and depletion—oil and natural gas, as further highlighted and described in our Annual Report.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Total Production
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and Total Production over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR FISCAL YEAR 2025
The following is an unranked list of the three most important financial performance measures used to link executive Compensation Actually Paid to our NEOs during the fiscal year 2025 with the Company’s performance. Please see the Compensation Discussion and Analysis for a further description of the metrics used in the Company’s executive compensation program. While the Company prioritizes financial metrics such as revenue, net income, EBITDA, cash flow from operations, TSR and other considerations, executive compensation incentives incorporate business fundamentals, which drive these financial measures, and are more directly influenced by each of our named executives.
Total Production*
Lease Operating Expense*
Adjusted General and Administrative Expense*
*
These financial measures are non-GAAP financial measures. Adjusted General and Administrative Expense is equal to the Company’s General and Administrative Expense less stock-based compensation. Please see our Annual Report for a discussion of how Lease Operating Expense and Total Production and CAPEX are calculated.

Total Shareholder Return Amount			$ 614	511	512	549	337
Peer Group Total Shareholder Return Amount			$ 276	$ 274	$ 287	$ 288	$ 185
Company Selected Measure Amount | MBoe / Day			18,500	16,500	16,900	17,700	18,600
PEO Name	Mr. Grayson Pranin	Mr. Carl F. Geisler, Jr.	Mr. Grayson Pranin	Mr. Grayson Pranin	Mr. Grayson Pranin	Mr. Grayson Pranin
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 70,203,000	$ 62,986,000	$ 60,857,000	$ 242,168,000	$ 116,738,000
Measure:: 1
Pay vs Performance Disclosure
Name			Total Production
Non-GAAP Measure Description
*
These financial measures are non-GAAP financial measures. Adjusted General and Administrative Expense is equal to the Company’s General and Administrative Expense less stock-based compensation. Please see our Annual Report for a discussion of how Lease Operating Expense and Total Production and CAPEX are calculated.

Measure:: 2
Pay vs Performance Disclosure
Name			Lease Operating Expense
Non-GAAP Measure Description
*
These financial measures are non-GAAP financial measures. Adjusted General and Administrative Expense is equal to the Company’s General and Administrative Expense less stock-based compensation. Please see our Annual Report for a discussion of how Lease Operating Expense and Total Production and CAPEX are calculated.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted General and Administrative Expense
Non-GAAP Measure Description
*
These financial measures are non-GAAP financial measures. Adjusted General and Administrative Expense is equal to the Company’s General and Administrative Expense less stock-based compensation. Please see our Annual Report for a discussion of how Lease Operating Expense and Total Production and CAPEX are calculated.

Grayson Pranin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 991,555	864,866	999,461	720,406	3,038,138
PEO Actually Paid Compensation Amount			1,072,776	418,713	(43,931)	3,825,191	3,880,808
Carl F. Geisler, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	234,945
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ 0	$ (1,558,386)
Jonathan Frates [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,027,284
Non-PEO NEO Average Compensation Actually Paid Amount			1,148,832
Dean Parrish [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			694,080
Non-PEO NEO Average Compensation Actually Paid Amount			815,622
Brandon Brown [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			596,921
Non-PEO NEO Average Compensation Actually Paid Amount			686,829
PEO | Grayson Pranin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			81,221
PEO | Grayson Pranin [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Grayson Pranin [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Grayson Pranin [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Grayson Pranin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(275,442)
PEO | Grayson Pranin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			342,640
PEO | Grayson Pranin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			78,286
PEO | Grayson Pranin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Grayson Pranin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,263)
PEO | Grayson Pranin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Grayson Pranin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Grayson Pranin [Member] | Incremental fair value (as of modification date) of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			121,547
Non-PEO NEO | Jonathan Frates [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(431,930)
Non-PEO NEO | Jonathan Frates [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			553,477
Non-PEO NEO | Jonathan Frates [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Jonathan Frates [Member] | Incremental fair value (as of modification date) of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			121,542
Non-PEO NEO | Dean Parrish [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(166,854)
Non-PEO NEO | Dean Parrish [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			207,561
Non-PEO NEO | Dean Parrish [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			87,989
Non-PEO NEO | Dean Parrish [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,154)
Non-PEO NEO | Dean Parrish [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dean Parrish [Member] | Incremental fair value (as of modification date) of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			89,908
Non-PEO NEO | Brandon Brown [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(133,481)
Non-PEO NEO | Brandon Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			166,046
Non-PEO NEO | Brandon Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,513
Non-PEO NEO | Brandon Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,830
Non-PEO NEO | Brandon Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Brandon Brown [Member] | Incremental fair value (as of modification date) of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0